SHORT-TERM NOTES PAYABLE	12 Months Ended
Dec. 31, 2012
SHORT-TERM NOTES PAYABLE
SHORT-TERM NOTES PAYABLE

11. SHORT-TERM NOTES PAYABLE

        The Company enters into arrangements with banks wherein the banks issue notes to the Company's vendors, which effectively serve to extend the payment date of the associated accounts payable. Vendors may present the notes for payment to a bank, including the bank issuing the note, prior to the stated maturity date, but generally at a discount from the face amount of the note. Although the option is available, the Company's vendors rarely pursue settlement in advance of the note maturity date. Further, the Company is required to deposit restricted cash balances with the issuing bank, which are utilized to immediately repay the bank upon the banks' settlement of the notes. Given the purpose of these arrangements is to extend the payment dates of accounts payable, the Company has recorded such amounts as short-term notes payable. As payments by the bank are immediately repaid by the Company's restricted cash balances and other deposits with that same bank, the notes payable do not represent cash borrowings from the bank and, as such, the associated cash payments have been recorded by the Company as an operating activity in the consolidated statements of cash flows. As of December 31, 2011 and 2012, short-term notes payable was $131,568,540 and $231,135,928, respectively.